Expenses and net other income - Net other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Negative Goodwill	€ 11,166
Subsidies	1,706	€ 680	€ 712
Other net other income (expenses)	1,388	1,164	(56)
Total	€ 14,260	€ 1,844	€ 656